Income taxes, Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 4,573,385	$ 2,441,398
Unexercised share-based compensation	945,890	823,579
Capital start-up costs	2,355,876	620,911
Derivative liability	0	193,043
Accrued payroll reserves	162,426	49,866
Financing fees	4,503	6,005
Unrealized foreign exchange gain/loss	13,879	11,434
Total gross deferred tax assets	8,055,960	4,146,236
Valuation allowance	(7,967,381)	(4,141,548)
Total deferred tax assets, net of valuation allowance	88,579	4,688
Deferred Tax Liability [Abstract]
Convertible debt	(88,579)	(4,410)
Depreciation	0	(278)
Unrealized foreign exchange gain/loss	0	0
Total gross deferred tax liabilities	(88,579)	(4,688)
Net deferred tax asset	$ 0	$ 0